GRAND PRIX FUNDS, INC.

 Supplement to Prospectus dated February 26, 1999 and
            Supplement dated March 3, 1999


Additional Telephone Number

     The telephone number in the Prospectus,
1-800-432-4741, should be used for all calls regarding account information. For specific information relating to the Fund, please call 1-800-307-4880.

This information supplements the information contained
                        on the
 cover page and pages 10 through 12 of the Prospectus.



  Please retain this Supplement with your Prospectus.

  The date of this Prospectus Supplement is March 9,
                         1999.

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                GRAND PRIX FUNDS, INC.

Supplement to Statement of Additional Information dated
                   February 26, 1999

Additional Telephone Number

     The telephone number in the Statement of Additional Information, 1-800-432-4741, should be used for all calls relating to account information. For specific information regarding the Fund, please call
1-800-307-4880.

This information supplements the information contained
                        on the
 cover page and page 14 of the Statement of Additional
                     Information.



 Please retain this supplement with your Statement of
                Additional Information.

     The date of this Supplement is March 9, 1999.